Consolidated Statements of Earnings - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	CAD 8,301	CAD 6,838
Expenses
Energy supply costs	2,361	2,341
Operating expenses	2,261	2,031
Depreciation and amortization	1,179	983
Total expenses	5,801	5,355
Operating income	2,500	1,483
Other income, net (Note 22)	127	53
Finance charges	914	678
Earnings before income tax expense	1,713	858
Income tax expense (Note 23)	588	145
Net earnings	1,125	713
Net earnings attributable to:
Non-controlling interests	97	53
Preference equity shareholders	65	75
Common equity shareholders	963	585
Net earnings	CAD 1,125	CAD 713
Earnings per common share (Note 17)
Basic (CAD per share)	CAD 2.32	CAD 1.89
Diluted (CAD per share)	CAD 2.31	CAD 1.89